UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: June 30, 2011
Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.

The Advisors' Inner Circle Fund

THE WHG FUNDS
WESTWOOD HOLDINGS GROUP, INC.

WHG Dividend Growth Fund

Annual Report

June 30, 2011

Investment Adviser:
Westwood Management Corp.

The Advisors’ Inner Circle Fund WHG Dividend Growth Fund

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
EX-99.CODE ETH
EX-99.CERT
EX-99.906CERT
The WHG Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 877-386-3944; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
June 30, 2011
Dear Shareholders:
We are pleased to provide you with the annual report for the WHG Dividend Growth Fund (the “Fund”), managed by Westwood Management Corp., for the year ended June 30, 2011.
U.S. equity markets continue to rebound from the low points in 2008-2009. Calendar year 2010 closed out with a double digit 4th quarter gain. The Federal Reserve committed to buying an additional $600 billion in government debt, an action artificially supporting the U.S. economy, while Congress passed an extension of the Bush tax rates and a reduction in the payroll tax. These events encouraged Wall Street firms to raise their 2011 GDP forecasts.
2011 however posted distressing headlines of political upheaval in the Middle East and North Africa, sovereign-debt dilemmas in Europe, and a natural disaster/nuclear emergency in Japan, which all took a toll on investor psyche. Concerns about the potential peak in selected leading economic indicators and continued concerns over housing, inflation and the fiscal health of states and municipalities arose state-side. The U.S. equity markets were able to digest the news while strong corporate earnings reports and a pick-up in job growth fueled optimism. As the quarter ended, signs of stabilization in Greece, lower interest rates and commodity prices, and projections of a 3rd quarter global economic bounce led to improved confidence levels and a rally in stocks. As a result, U.S. equity markets moved to levels not seen since mid-2008.
Stocks classified as value-oriented trailed growth oriented stocks for awhile. The best performing sectors were those that are tied to global economic growth, including Energy, Materials & Processing, Technology, and Producer Durables. The Consumer Discretionary sector also produced a double digit gain. The Health Care and Utilities sectors, perceived as more defensive sectors, lagged along with Consumer Staples. But, investors continue to demonstrate a greater preference for high quality companies as the economy moves from recovery to expansion and global liquidity levels fall.
While overall Fund performance has been affected by the factors described above, our approach to investing focuses on specific stock fundamentals. It remains our firm belief that the discipline of quantifying and managing downside risk is paramount and it shall remain a hallmark of the Westwood investment process. In fact, it is our view that we are beginning to see the long anticipated rotation toward quality.
We have always focused on companies that maintain a discipline for managing risk and, over the long-term, our investors have been rewarded for that focus. As such, our investment team looks for investment opportunities that, not only have attractive valuations, but also have prospects for long-term earnings growth that are currently unrecognized by the market.
As we progress through 2011, our best advice is to remain steadfast through the unpredictable ups and downs of the market and focus on long-term investments. Thank you for entrusting us with your assets.
A discussion of the Fund’s performance during the past twelve months is presented below.
The performance of the Fund for the period and year ended June 30, 2011, was as follows:

		2011
	6 Months	Fiscal Year
WHG Dividend Growth Fund (WHGDX)	4.98%	22.92%
S&P 500 Index	6.02%	30.69%
Performance was positively impacted by certain holdings in the Health Care sector, the Telecommunication industry as well as holdings within Financial Services. Investor preference for higher quality securities as well as relative sector overweights in Health Care, including managed care companies UnitedHealth Group and WellPoint, provided strong performance on improving fundamentals and outlook. Merck and Johnson & Johnson were notable laggards in the Health Care sector as analysts lowered forward earnings estimates and investors increased skepticism surrounding their near term growth.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
Within Financial Services, early in the fiscal year, companies benefited from stronger markets however in more recent events, returns have waned as money banks traded down with slower trading volume in the equity markets. Top performers included Franklin Resources and Allied World Assurance Company Holdings. Insurance company Endurance Specialty Holdings declined on news of catastrophe losses suffered as a result of April and May’s tornadoes in the United States and earthquakes in New Zealand.
Relative performance was hindered most by security selection in the Consumer Discretionary and Materials & Processing sectors. Investors favored defensive holdings often found in Utilities, the Consumer Discretionary sector underperformed as investors moved toward safety and the portfolio suffered relatively more as retailer Kohl’s and toymaker Hasbro declined on reported weaker sales levels and fears that sales in the Transformers franchise might not overcome tough sales comps, respectively. Stock selection in Technology failed to keep pace with the benchmark, despite strong performance delivered by holdings such as Harris Corp. and IBM. Their performance was negatively impacted by weakness in Microsoft Corp. and Intel.
With commodity and economically sensitive stocks performing well, Energy companies such as deep-water oil driller Noble Corp. and integrated majors ConocoPhillips and Exxon Mobil provided strong absolute performance. Lastly, telecommunications stocks Verizon Communications and Vodafone Group PLC provided strong relative and absolute performance in the Utilities sector. U.K.-based Vodafone owns a 45% interest in Verizon’s wireless subsidiary and is benefitting from its interest in Verizon Wireless.
Sincerely,
The Investment Team
The WHG Funds
This represents the managers’ assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, visit our website at www.whgfunds.com.
S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic stock market through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS’ INNER CIRCLE FUND	WHG DIVIDEND GROWTH FUND
Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED JUNE 30, 2011
One Year	Five Year	Annualized
Return	Return	Inception to Date*
22.92%	3.20%	3.69%

*	Total return for periods prior to February 5, 2011 represent the performance of the McCarthy Multi-Cap Stock Fund (the “Predecessor Fund”), which reorganized into the Fund on February 5, 2011. The Predecessor Fund’s performance has not been adjusted to reflect the lower net expenses of the Fund. The Predecessor Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Refer to Note 1 for additional information regarding the reorganization.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.
See definition of comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND	WHG DIVIDEND GROWTH FUND JUNE 30, 2011

	Shares	Value
CONSUMER DISCRETIONARY — 7.9%
Hasbro	33,200	$1,458,476
Kohl’s	29,600	1,480,296
Lowe’s	50,000	1,165,500
Wal-Mart Stores	30,000	1,594,200

		5,698,472

CONSUMER STAPLES — 14.2%
Colgate-Palmolive	18,300	1,599,603
CVS Caremark	45,000	1,691,100
McCormick	31,300	1,551,541
PepsiCo	25,000	1,760,750
Procter & Gamble	33,000	2,097,810
Unilever, NY Shares	47,800	1,570,230

		10,271,034

ENERGY — 12.7%
Chevron	15,000	1,542,600
ConocoPhillips	26,000	1,954,940
Devon Energy	13,900	1,095,459
Ensco ADR	28,200	1,503,060
Exxon Mobil	25,000	2,034,500
Kinder Morgan*	9,109	—
Noble	27,000	1,064,070

		9,194,629

FINANCIAL SERVICES — 21.9%
ACE	25,000	1,645,500
Allied World Assurance Holdings	24,800	1,427,984
Aspen Insurance Holdings	56,500	1,453,745
Bank of New York Mellon	44,600	1,142,652
Berkshire Hathaway, Cl B*	19,500	1,509,105
Endurance Specialty Holdings	30,000	1,239,900
Franklin Resources	12,000	1,575,480
Lincoln National	48,000	1,367,520
RenaissanceRe Holdings	22,900	1,601,855
Transatlantic Holdings	27,400	1,342,874
Western Union	76,000	1,522,280

		15,828,895

HEALTH CARE — 15.2%
Abbott Laboratories	38,300	2,015,346
Becton Dickinson	24,000	2,068,080
Johnson & Johnson	36,000	2,394,720
Merck	35,921	1,267,652
Pfizer	76,900	1,584,140
UnitedHealth Group	15,980	824,249
WellPoint	10,400	819,208

		10,973,395

MATERIALS & PROCESSING — 2.1%
Compass Minerals International	17,400	1,497,618

PRODUCER DURABLES — 10.8%
Boeing	20,500	1,515,565
General Dynamics	22,000	1,639,440
ITT	20,000	1,178,600
Raytheon	30,000	1,495,500
United Technologies	22,900	2,026,879

		7,855,984

TECHNOLOGY — 13.5%
Cisco Systems	67,700	1,056,797
Harris	30,000	1,351,800
Hewlett-Packard	38,800	1,412,320
Intel	83,000	1,839,280
International Business Machines	7,400	1,269,470
Microsoft	79,300	2,061,800
Xerox	75,500	785,955

		9,777,422

UTILITIES — 2.8%
Vodafone Group ADR	75,400	2,014,688

Total Common Stock (Cost $65,903,451)		73,112,137

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG DIVIDEND GROWTH FUND JUNE 30, 2011

	Shares	Value
SHORT-TERM INVESTMENT — 3.2%
Federated Prime Money Market Obligations Fund, 0.090% (A) (Cost $2,302,363)	2,302,363	$2,302,363

Total Investments — 104.3% (Cost $68,205,814)		$75,414,500

Percentages are based upon Net Assets of $72,293,132.

*	Non-income producing security.

(A)	Rate reported is the 7-day effective yield as of June 30, 2011.

ADR —	American Depositary Receipt

Cl —	Class

NY —	New York
As of June 30, 2011, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.
For the year ended June 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS JUNE 30, 2011
STATEMENT OF ASSETS AND LIABILITIES

WHG
Dividend
Growth Fund
Assets:
Investments, at Value (Cost $68,205,814)	$75,414,500
Cash	14,954
Dividends and Interest Receivable	119,731
Receivable for Capital Shares Sold	51,742
Reclaims Receivable	2,560
Prepaid Expenses	29,838

Total Assets	75,633,325

Liabilities:
Payable for Capital Shares Redeemed	3,257,758
Payable due to Investment Adviser	46,673
Payable due to Administrator	3,837
Chief Compliance Officer Fees Payable	986
Payable due to Trustees	650

Other Accrued Expenses	30,289

Total Liabilities	3,340,193

Net Assets	$72,293,132

NET ASSETS CONSIST OF:
Paid-in Capital	$58,196,049
Undistributed Net Investment Income	783,500
Accumulated Net Realized Gain on Investments	6,104,897
Net Unrealized Appreciation on Investments	7,208,686

Net Assets	$72,293,132

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,347,605

Net Asset Value, Offering and Redemption Price Per Share	$11.39

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS FOR THE YEAR ENDED JUNE 30, 2011
STATEMENT OF OPERATIONS

WHG
Dividend
Growth Fund
Investment Income
Dividends	$1,472,342
Other Income	13,273
Less: Foreign Taxes Withheld	(7,561)

Total Investment Income	1,478,054

Expenses
Investment Advisory Fees	465,870
Administration Fees	83,674
Trustees’ Fees	7,564
Chief Compliance Officer Fees	6,313
Transfer Agent Fees	27,317
Professional Fees	51,144
Registration and Filing Fees	15,627
Custodian Fees	12,307
Printing Fees	11,013
Other Expenses	7,124

Total Expenses	687,953

Less:
Waiver of Investment Advisory Fees	(6,321)
Fees Paid Indirectly	(22)

Net Expenses	681,610

Net Investment Income	796,444

Net Realized Gain on Investments	7,787,029
Net Realized Gain on Foreign Currency Transactions	419
Net Change in Unrealized Appreciation on Investments	4,325,937

Net Realized and Unrealized Gain on Investments	12,113,385

Net Increase in Net Assets Resulting from Operations	$12,909,829

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
STATEMENT OF CHANGES IN NET ASSETS

	WHG Dividend Growth Fund
	Year Ended	Year Ended
	June 30,	June 30,
	2011	2010
Operations:
Net Investment Income	$796,444	$458,996
Net Realized Gain on Investments and Option Contracts Written	7,787,029	810,700
Net Realized Gain on Foreign Currency Transactions	419	—
Net Change in Unrealized Appreciation on Investments and Option Contracts Written	4,325,937	4,828,374

Net Increase in Net Assets Resulting from Operations	12,909,829	6,098,070

Dividends and Distributions:
Net Investment Income	(459,739)	(239,009)

Total Dividends and Distributions	(459,739)	(239,009)

Capital Share Transactions:
Issued	18,093,302	5,667,019
Reinvestment of Dividends	440,424	227,231
Redeemed	(10,822,447)	(1,210,557)

Net Increase in Net Assets from Capital Share Transactions	7,711,279	4,683,693

Total Increase in Net Assets	20,161,369	10,542,754

Net Assets:
Beginning of Year	52,131,763	41,589,009

End of Year	$72,293,132	$52,131,763

Undistributed Net Investment Income	$783,500	$459,739

Shares Issued and Redeemed:
Issued	1,726,469	581,766
Reinvestment of Dividends	40,856	22,930
Redeemed	(1,008,767)	(125,178)

Net Increase in Shares Outstanding from Share Transactions	758,558	479,518

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year
For the Years Ended June 30,

			Net
			Realized
			and										Ratio of
			Unrealized										Expenses to	Ratio of
			Gains										Average	Net
			(Losses) on										Net Assets	Investment
	Net Asset		Investments	Total	Dividends	Distributions						Ratio of	(Excluding	Income
	Value	Net	and Option	from	from Net	from Net	Total	Net Asset			Net Assets,	Expenses To	Waivers &	to	Portfolio
	Beginning	Investment	Contracts	Investment	Investment	Realized	Dividends &	Value, End	Total		End of	Average	Recovered	Average	Turnover
	of Year	Income	Written	Operations	Income	Gains	Distributions	of Year	Return†		Year (000)	Net Assets(2)	Fees)(2)	Net Assets	Rate

WHG Dividend Growth Fund(1)
2011	$9.33	$0.13 ^	$2.00	$2.13	$(0.07)	$—	$(0.07)	$11.39	22.92	%‡	$72,293	1.02%	1.03%	1.19%	66%
2010	8.14	0.08	1.16	1.24	(0.05)	—	(0.05)	9.33	15.14		52,132	1.10	1.07	0.89	50
2009	10.30	0.04	(2.11)	(2.07)	(0.02)	(0.07)	(0.09)	8.14	(19.95	)‡	41,589	1.15	1.19	0.65	100
2008	12.51	0.02	(1.07)	(1.05)	(0.05)	(1.11)	(1.16)	10.30	(8.87)		36,948	1.15	1.15	0.19	104
2007	11.54	0.06	1.47	1.53	(0.02)	(0.54)	(0.56)	12.51	13.51		44,667	1.15	1.11	0.53	62

Amounts designated as “—” are $0.

^	Calculation performed using average shares outstanding for the year.

†	Return is for the year indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Total return would have been lower had certain expenses not been waived or assumed by the Adviser during the period.

(1)	The financial highlights presented for the Fund prior to February 5, 2011 represents the financial history of the Predecessor Fund, which has been reorganized into the Fund.

(2)	Does not include expenses of the investment companies in which the Fund invests.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
NOTES TO FINANCIAL STATEMENTS
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 38 funds. The financial statements herein are those of the WHG Dividend Growth Fund (the “Fund”). The Fund is classified as a “diversified” investment company under the 1940 Act. The Fund seeks long-term growth of capital. The Fund is registered to offer Institutional Shares.
On February 1, 2011, the shareholders of the McCarthy Multi-Cap Stock Fund (the “Predecessor Fund”) voted to approve a tax-free reorganization (the “Reorganization”) of the Predecessor Fund through a transfer of all assets and liabilities to the WHG Dividend Growth Fund, an existing shell series of the Trust. The Reorganization took place on February 5, 2011. At the close of business on February 4, 2011, each shareholder of the Predecessor Fund received shares of the Fund’s Institutional Class having a total dollar value equal to the total dollar value of the shares such shareholder held in the Predecessor Fund immediately prior to the Reorganization. As of February 5, 2011, the net assets and shares outstanding of the Predecessor Fund were $70,963,038 and 6,292,667, respectively.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Registered investment companies held by the Fund are valued at their stated net asset value at June 30, 2011.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2011, there were no fair valued securities.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 — other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the year ended June 30, 2011, there have been no significant changes to the Fund’s fair valuation methodology.
Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.
Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.
Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income, if any, at least annually. Any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.
3. Transactions with Affiliates:
Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been reviewed and approved by the Board.
4. Administration, Transfer Agent and Custodian Agreements:
The WHG Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.12% of the first $100 million, 0.08% of the next $200 million, 0.06% of the next $550 million and 0.04% of any amount above $850 million of the Fund’s average daily net assets, subject to a minimum fee of $100,000 for each fund plus $15,000 per each additional class. Prior to February 4, 2011, U.S. Bancorp Fund Services, LLC acted as administrator for the Predecessor Fund.
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement. Prior to February 4, 2011, Quasar Distributors, LLC acted as the distributor for the Predecessor Fund.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.
The Fund earned cash management credits which are used to offset transfer agent expenses. During the year ended June 30, 2011, the Fund earned credits of $22.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
5. Investment Advisory Agreement:
Under the terms of an investment advisory agreement with the Fund, the Westwood Management Corp., (“the Adviser”) provides investment advisory services to the Fund as follows:

Fund	% of average daily net assets:
WHG Dividend Growth Fund	0.75%
The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses, after the effect of expense offset arrangements, from exceeding the following:

Fund	% of average daily net assets:
WHG Dividend Growth Fund	1.00%
Prior to February 4, 2011, under the terms of an investment advisory agreement with the Predecessor Fund, McCarthy Group Advisors, L.L.C. provided the Predecessor Fund with investment management services at an annual rate of 0.75% of the first $20 million of the Predecessor Fund’s average daily net assets, and 0.60% of the Predecessor Fund’s average daily net assets over $20 million. McCarthy Group Advisors, L.L.C. had contractually agreed to limit the Predecessor Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Predecessor Fund’s total operating expenses, for a one year period, so that its expense ratio of expenses to average net assets would not exceed 1.15%.
The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to an Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.
At June 30, 2011, pursuant to the above, there was $6,321 previously waived and reimbursed fees for the Fund for which the Adviser may seek reimbursement.
6. Investment Transactions:
The cost of security purchases and proceeds from security sales and maturities, other than short-term securities and long term U.S. government securities, for the year ended June 30, 2011, were as follows:

		Sales and
	Purchases	Maturities
WHG Dividend Growth Fund	$108,388,482	$41,876,372
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.
Accordingly the following permanent differences are primarily attributable to prior year book and tax differences and security litigation proceeds reclass which have been classified to/from the following statements:

	Undistributed	Accumulated
	Net Investment	Realized	Paid-in
	Income	Gain/(Loss)	Capital
WHG Dividend Growth Fund	$(12,944)	$12,854	$90

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
The tax character of dividends and distributions paid during the last two fiscal years were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
WHG Dividend Growth Fund
2011	$459,739	$—	$459,739
2010	239,009	—	239,009
As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	Ordinary	Long-Term	Appreciation/
	Income	Capital Gain	(Depreciation)	Total
WHG Dividend Growth Fund	$783,500	$6,332,373	$6,981,210	$14,097,083
During the year ended June 30, 2011, the Fund utilized $1,467,929 of capital loss carryforwards to offset capital gains.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at June 30, 2011, were as follows:

		Aggregate	Aggregate
	Federal	Gross	Gross	Net
	Tax	Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
WHG Dividend Growth Fund	$68,433,290	$8,647,954	$(1,666,744)	$6,981,210
8. Indemnifications:
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
9.	Other:
At June 30, 2011, the percentage of total shares outstanding held by shareholders of the Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders was as follows:

	No. of	%
	Shareholders	Ownership
WHG Dividend Growth Fund	2	71%
10. Recent Accounting Pronouncement
In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
11. Subsequent Event:
Effective July 1, 2011, the Fund has changed its fiscal year end to October 31.
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees
WHG Dividend Growth Fund of The Advisors’ Inner Circle Fund
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the WHG Dividend Growth Fund (formerly, the McCarthy Multi-Cap Stock Fund) (a series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of June 30, 2011, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the four years in the period ended June 30, 2010 and the statement of changes in net assets for the year ended June 30, 2010 were audited by other auditors, whose report dated August 26, 2010, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WHG Dividend Growth Fund of The Advisors’ Inner Circle Fund at June 30, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
Philadelphia, Pennsylvania
August 29, 2011

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
DISCLOSURE OF FUND EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the following page illustrates your Fund’s costs in two ways.
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	01/01/11	06/30/11	Ratios	Period*

Actual Fund Return WHG Dividend Growth Fund	$1,000.00	$1,049.80	1.02%	$5.18

Hypothetical 5% Return WHG Dividend Growth Fund	$1,000.00	$1,019.74	1.02%	$5.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)
Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-386-3944. The following chart lists Trustees and Officers as of June 30, 2011.

Number of
Portfolios in
		Term of	Principal	The Advisors’
	Position(s)	Office and	Occupation(s)	Inner Circle
Name, Address,	Held with	Length of	During Past	Fund Overseen by	Other Directorships
Date of Birth[1]	the Trust	Time Served[2]	5 Years	Board Member	Held by Board Member[3]

INTERESTED
BOARD MEMBERS

ROBERT A. NESHER	Chairman	(Since 1991)	Currently performs	38	Trustee of The Advisors’ Inner Circle Fund II, Bishop
64 yrs. old	of the Board		various services on		Street Funds, SEI Asset Allocation Trust, SEI Daily
	of Trustees		behalf of SEI		Income Trust, SEI Index Funds. SEI Institutional
			Investments for		International Trust, SEI Institutional Investments
			which Mr. Nesher		Trust, SEI Institutional Managed Trust, SEI Liquid
			is compensated.		Asset Trust, SEI Tax Exempt Trust, and SEI Alpha
Strategy Portfolios, L.P., Director of SEI Global
Master Fund, plc, SEI Global Assets Fund, plc, SEI
Global Investments Fund, plc, SEI Investments
Global, Limited SEI Investments — Global Fund
Services, Limited, SEI Investments (Europe),
Limited, SEI Investments — Unit Trust Management
(UK), Limited, SEI Global Nominee Ltd., SEI
Opportunity Fund, L.P,, SEI Structured Credit Fund,
L.P., SEI Multi-Strategy Funds plc., and SEI Islamic
Investments Fund plc.

WILLIAM M. DORAN	Trustee	(Since 1992)	Self-employed	38	Trustee of The Advisors’ Inner Circle Fund II, Bishop
1701 Market Street			Consultant since		Street Funds, SEI Asset Allocation Trust, SEI Daily
Philadelphia, PA 19103			2003. Partner,		Income Trust, SEI Index Funds. SEI Institutional
70 yrs. old			Morgan, Lewis &		International Trust, SEI Institutional Investments
			Bockius LLP (law		Trust, SEI Institutional Managed Trust, SEI Liquid
			firm) from 1976-		Asset Trust, SEI Tax Exempt Trust, and SEI Alpha
			2003, counsel to		Strategy Portfolios, L.P., Director of SEI since 1974.
			the Trust, SEI,		Director of the Distributor since 2003. Director of
			SIMC, the		SEI Investments — Global Fund Services, Limited,
			Administrator and		SEI Investments Global, Limited, SEI Investments
			the Distributor.		(Europe), Limited, SEI Investments (Asia), Limited,
			Secretary of		SEI Asset Korea Co., Ltd., SEI Global Nominee
			SEI Investments		Limited and SEI Investments – Unit Trust
			since 1978.		Management (UK) Limited.

INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY	Trustee	(Since 1994)	Attorney, Solo	38	Trustee of The Advisors’ Inner Circle Fund II, Bishop
80 yrs. old			Practitioner		Street Funds, Massachusetts Health and Education
			since 1994.		Tax-Exempt Trust, and U.S. Charitable Gift Trust,
			Partner, Dechert,		SEI Asset Allocation Trust, SEI Daily Income Trust,
			September 1987-		SEI Institutional International Trust, SEI Institutional
			December 1993.		Investments Trust, SEI Institutional Managed Trust,
SEI Liquid Asset Trust, SEI Tax Exempt Trust, and
SEI Alpha Strategy Portfolios, L.P.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Number of
Funds in
		Term of	Principal	The Advisors’
	Position(s)	Office and	Occupation(s)	Inner Circle
Name, Address,	Held with	Length of	During Past	Fund Overseen by	Other Directorships
Date of Birth[1]	the Trust	Time Served[2]	5 Years	Board Member	Held by Board Member[3]

INDEPENDENT
BOARD MEMBERS (continued)

GEORGE J.	Trustee	(Since 1999)	Chief Executive	38	Trustee of the Advisors’ Inner Circle Fund II, Bishop
SULLIVAN, JR.			Officer, Inc. Newfound		Street Funds, State Street Navigator Securities
68 yrs. old			Consultants, Inc. since		Lending Trust, SEI Asset Allocation Trust, SEI Daily
			April 1997. General		Income Trust, SEI Institutional International Trust,
			Partner, Teton		SEI Institutional Investments Trust, SEI Institutional
			Partners, L.P., June		Managed Trust, SEI Liquid Asset Trust, SEI Tax
			1991-December 1996;		Exempt Trust, Director of SEI Alpha Strategy
			Chief Financial Officer,		Portfolios, L.P., SEI Opportunity Fund, L.P. and
			Nobel Partners, L.P.,		SEI Structured Credit Fund, L.P., member of the
			March 1991-December		independent review committee for SEI’s Canadian-
			1996; Treasurer and		registered mutual funds.
Clerk, Peak Asset
Management., since
1991.

BETTY L.	Trustee	(Since 2005)	Vice President	38	Trustee of The Advisors’ Inner Circle Fund II and
KRIKORIAN			Compliance, AARP		Bishop Street Funds.
68 yrs. old			Financial Inc. from
2008 until July, 2010.
Self-Employed Legal
and Financial Services
Consultant since 2003.
Counsel to State Street
Bank Global Securities
and Cash Operations
from 1995 to 2003.

CHARLES	Trustee	(Since 2005)	Self-Employed	38	Director, Oregon Transfer Company and Oregan
E. CARLBOM			Business Consultant,		Transfer Logistics, Inc. and Trustee of The Advisors’
76 yrs. old			Business Project		Inner Circle Fund II and Bishop Street Funds.
Inc. since 1997. CEO
and President, United
Grocers Inc. from 1997
to 2000.

MITCHELL	Trustee	(Since 2005)	Retired.	38	Trustee of the Advisors’ Inner Circle Fund II, and
A. JOHNSON					Bishop Street Funds, SEI Asset Allocation Trust, SEI
69 yrs. old					Daily Income Trust, SEI Institutional International
Trust, SEI Institutional Investments Trust, SEI
Institutional Managed Trust, SEI Liquid Asset Trust,
SEI Tax Exempt Trust, and SEI Alpha Strategy
Portfolios, L.P.

JAMES K. DARR	Trustee	(Since 2008)	CEO, Office of	38	Director of Federal Home Loan Bank of Pittsburgh
66 yrs. old			Finance, FHL		and Manna, Inc. and Trustee of the Advisors’ Inner
			Banks from 1992		Circle Fund II and Bishop Street Funds.
to 2007.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Number of
Funds in
		Term of	Principal	The Advisors’
	Position(s)	Office and	Occupation(s)	Inner Circle
Name, Address,	Held with	Length of	During Past	Fund Overseen by	Other Directorships
Date of Birth[1]	the Trust	Time Served	5 Years	Board Member	Held by Board Member

OFFICERS
PHILIP T.	President	(Since 2008)	Managing Director of	N/A	N/A
MASTERSON			SEI Investments since
47 yrs. old			2006. Vice President
and Assistant
Secretary of the
Administrator from
2004 to 2006.
General Counsel of
Citco Mutual Fund
Services from 2003 to
2004. Vice President
and Associate Counsel
for the Oppenheimer
Funds from 2001 to
2003.

MICHAEL LAWSON	Treasurer,	(Since 2005)	Director, SEI	N/A	N/A
50 yrs. old	Controller and		Investments, Fund
	Chief Financial		Accounting since July
	Officer		2005. Manager, SEI
Investments Fund
Accounting from April
1995 to February
1998 and November
1998 to July 2005.

RUSSELL EMERY	Chief	(Since 2006)	Director of Investment	N/A	N/A
48 yrs. old	Compliance		Product Management
	Officer		and Development at
SEI Investments since
February 2003.
Senior Investment
Analyst, Equity team
at SEI Investments
from March 2000 to
February 2003.

DIANNE SULZBACH	Vice President	(Since 2011)	Counsel at SEI	N/A	N/A
34 yrs. old	and Secretary		Investments since
2010. Associate at
Morgan, Lewis &
Bockius LLP from
2006 to 2010.
Associate at Morrison
& Foerster LLP from
2003 to 2006.
Associate at Stradley
Ronon Stevens &
Young LLP from
2002 to 2003.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Number of
Funds in
		Term of	Principal	The Advisors’
	Position(s)	Office and	Occupation(s)	Inner Circle
Name, Address,	Held with	Length of	During Past	Fund Overseen by	Other Directorships
Date of Birth[1]	the Trust	Time Served	5 Years	Board Member	Held by Board Member

OFFICERS (continued)
CAROLYN F. MEAD	Vice President	(Since 2005)	Counsel at SEI	N/A	N/A
53 yrs. old	and Secretary		Investments since
2007; Associate at
Stradley, Ronon,
Stevens & Young
from 2004-2007;
Counsel at ING
Variable Annuities
from 1999-2002.

JAMES NDIAYE	Vice President	(Since 2005)	Employed by SEI	N/A	N/A
42 yrs. old	and Assistant		Investments
	Secretary		Company since
2004. Vice President,
Deutsche Asset
Management from
2003-2004.
Associate, Morgan,
Lewis & Bockius
LLP from 2000-
2003. Counsel,
Assistant Vice
President, ING
Variable Annuities
Group from 1999-
2000.

TIMOTHY	Vice President	(Since 2000)	General Counsel,	N/A	N/A
D. BARTO	and Assistant		Vice President and
43 yrs. old	Secretary		Assistant Secretary of
SEI Investments
Global Funds
Services since 1999;
Associate, Dechert
(law firm) from
1997-1999;
Associate, Richter,
Miller & Finn (law
firm) from 1994-
1997.

MICHAEL BEATTIE	Vice President	(Since 2009)	Director of Client	N/A	N/A
46 yrs. old			Services at
SEI since 2004.

KERI ROHN	AML Officer	(Since 2011)	Compliance Officer	N/A	N/A
31 yrs. old	Privacy	(Since 2009)	at SEI Investments
	Officer		since 2003.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
SHAREHOLDER VOTING RESULTS (Unaudited)
At a special meeting held on February 1, 2011, the shareholders of the McCarthy Multi-Cap Stock Fund (“McCarthy Fund”) voted:
1)	to approve an agreement and plan of reorganization: (a) transfer of all assets and liabilities of the McCarthy Fund to WHG Dividend Growth Fund (the “Fund”), a separate series of the Advisors’ Inner Circle Fund; (b) distribution of Institutional Shares of the Fund pro rata by McCarthy Fund to its Institutional Class shareholders
The results of the voting were as follows:

	No. of	% of	% of Shares
	Shares	Outstanding Shares	Voted

Affirmative	4,378,494	71.943%	99.996%
Against	176	0.003%	0.004%
Abstain	0	0.000%	0.000%
Total	4,378,670	71.946%	100.000%

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
NOTICE TO SHAREHOLDERS (Unaudited)
For shareholders that do not have a June 30, 2011, tax year end, this notice is for informational purposes only. For shareholders with a June 30, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended June 30, 2011, the Fund is designating the following items with regard to distributions paid during the year.

		Long-Term	Ordinary			Qualifying	U.S.	Qualified	Qualified
	Return of	Capital Gain	Income	Total	Qualifying	Dividends	Government	Interest	Short-Term
	Capital	Distributions	Distributions	Distributions	Dividends (1)	Income (2)	Interest (3)	Income (4)	Capital Gain (5)
WHG Dividend Growth Fund	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the WHG Dividend Growth Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

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The WHG Funds
P.O. Box 219009
Kansas City, MO 64121-9009
1-877-FUND-WHG
www.whgfunds.com
Adviser:
Westwood Management Corp.
200 Crescent Court, Suite 1200
Dallas, Texas 75201
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
Independent Registered Public Accounting Firm:
Ernst & Young LLP
Two Commerce Square
2001 Market Street, Suite 4000
Philadelphia, PA 19103
This information must be preceded or accompanied by a
current prospectus for the Funds described.
WHG-AR-002-0100

Item 2. Code of Ethics.
The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.
Item 3. Audit Committee Financial Expert.
(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.
(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
Fees billed by Ernst & Young LLP (“E&Y”) to The Advisors’ Inner Circle Fund for fiscal year 2011 and Tait, Weller, & Baker LLP to the Advisor Series Trust for fiscal year 2010.
E&Y billed the Funds aggregate fees for services rendered to the Funds for the fiscal year 2011. Tait, Weller, & Baker LLP billed the Funds aggregate fees for services rendered to the Funds for the fiscal year 2010 as follows:

	2011			2010
		All fees and	All other fees		All fees and	All other fees
		services to	and services to		services to	and services to
	All fees and	service	service	All fees and	service	service
	services to the	affiliates that	affiliates that	services to the	affiliates that	affiliates that
	Trust that were	were pre-	did not require	Trust that were	were pre-	did not require
	pre-approved	approved	pre-approval	pre-approved	approved	pre-approval
(a) Audit Fees(1)	$19,100	N/A	N/A	$15,800	N/A	N/A
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	$0	N/A	N/A	$2,800	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.
Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.
Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.
All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.
In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.
(e)(2) Percentage of fees billed by E&Y applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2011	2010
Audit-Related Fees	0%	0%

Tax Fees	0%	0%

All Other Fees	0%	18%
(f) Not applicable.
(g) The aggregate non-audit fees and services billed by E&Y for fiscal year 2011 were $0.
The aggregate non-audit fees and services billed by Tait, Weller, & Baker LLP for fiscal year 2010 were $0.
(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund
By (Signature and Title)*	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: September 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: September 7, 2011

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 7, 2011

*	Print the name and title of each signing officer under his or her signature.